Revenue by Categories - Schedule of Revenue Recognized from Receipt of Digital Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue Recognized from Receipt of Digital Assets [Line Items]
Total revenues	$ 477,532	$ 463,330	$ 284,106
Revenue recognized in digital assets payment [Member]
Schedule of Revenue Recognized from Receipt of Digital Assets [Line Items]
Total revenues	474,274	434,600	284,106
Revenue recognized in U.S. dollars payment [Member]
Schedule of Revenue Recognized from Receipt of Digital Assets [Line Items]
Total revenues	$ 3,258	$ 28,730